SCHEDULE OF WARRANT OF FAIR VALUE ASSUMPTIONS (Details) - Warrant [Member]	12 Months Ended
Feb. 28, 2023
Expected life (years)	2 years
Risk-free interest rate	4.78%
Expected volatility	224.92%
Dividend yield	0.00%